OPERATING SEGMENT INFORMATION - Intersegment Income (Details) - Reportable Segment - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Segment
Supply (sale) of electric power from generation segment	R$ 349,374	R$ 362,969	R$ 637,414
Revenue from O&M, generation segment	672,135	710,107	407,879
Revenue from interest, generation segment	877,512	621,543	713,620
Revenue from interest, transmission segment	373,220	413,178	850,747
Total	2,272,241	2,107,797	2,609,660
Administration
Operating Segment
Revenue from interest, generation segment	877,512	621,543	713,620
Revenue from interest, transmission segment	373,220	413,178	850,747
Total	1,250,732	1,034,721	1,564,367
Generation
Operating Segment
Supply (sale) of electric power from generation segment	349,374	362,969	637,414
Total	349,374	362,969	637,414
Transmission
Operating Segment
Revenue from O&M, generation segment	672,135	710,107	407,879
Total	R$ 672,135	R$ 710,107	R$ 407,879